SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income	$ (16,408)	$ 13,912	$ (13,770)	$ (34,183)	$ (11,465)	$ 39,177	$ 24,479	$ (16,356)	$ (50,449)	$ 35,835	$ (164,632)
Stock-based compensation expense									134,338	148,405	192,005
Depreciation									55,949	42,393	40,816
Amortization of intangibles									83,868	107,081	39,150
Goodwill Impairment									3,318	0	0
Interest expense									(11,904)	(13,059)	(2,181)
Other expense, net									33,627	282,470	12,363
(Loss) earnings before income taxes									(28,306)	305,571	(130,794)
Income tax benefit									60,489	(13,200)	155,402
Net earnings	5,457	18,378	22,021	(13,673)	94,728	38,163	164,482	(5,002)	32,183	292,371	24,608
Net (earnings) loss attributable to noncontrolling interests									(9,288)	(45,599)	12,398
Net earnings attributable to Old IAC equity in IAC Holdings, Inc.	$ 6,887	$ 16,466	$ 13,789	$ (14,247)	$ 89,294	$ 34,601	$ 125,686	$ (2,809)	22,895	246,772	37,006
Operating Segments | ANGI Homeservices
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									38,645	63,906	(149,176)
Stock-based compensation expense									68,255	97,078	149,230
Depreciation									39,915	24,310	14,543
Amortization of intangibles									55,482	62,212	23,261
Goodwill Impairment									0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Adjusted EBITDA									202,297	247,506	37,858
Operating Segments | Vimeo
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									(51,921)	(35,594)	(27,328)
Stock-based compensation expense									0	0	0
Depreciation									478	1,200	1,408
Amortization of intangibles									9,653	6,349	2,313
Goodwill Impairment									0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Adjusted EBITDA									(41,790)	(28,045)	(23,607)
Operating Segments | Dotdash
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									29,021	18,778	(15,694)
Stock-based compensation expense									0	0	0
Depreciation									974	969	2,255
Amortization of intangibles									9,606	1,637	10,676
Goodwill Impairment									0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Adjusted EBITDA									39,601	21,384	(2,763)
Operating Segments | Search
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									122,347	151,425	153,986
Stock-based compensation expense									0	0	0
Depreciation									1,816	3,311	6,026
Amortization of intangibles									0	28,169	2,011
Goodwill Impairment									0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Adjusted EBITDA									124,163	182,905	162,023
Operating Segments | Emerging & Other
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									(21,790)	(26,627)	(780)
Stock-based compensation expense									0	919	401
Depreciation									715	969	1,066
Amortization of intangibles									9,127	8,714	889
Goodwill Impairment									3,318
Acquisition-related Contingent Consideration Fair Value Adjustments									(19,738)	1,136	548
Adjusted EBITDA									(28,368)	(14,889)	2,124
Corporate
Segment Reporting, Other Significant Reconciling Item
Operating (loss) income									(166,751)	(136,053)	(125,640)
Stock-based compensation expense									66,083	50,408	42,374
Depreciation									12,051	11,634	15,518
Amortization of intangibles									0	0	0
Goodwill Impairment									0
Acquisition-related Contingent Consideration Fair Value Adjustments									0	0	0
Adjusted EBITDA									$ (88,617)	$ (74,011)	$ (67,748)